Material accounting policies (Details Narrative)	12 Months Ended
Dec. 31, 2023
Office Equipement Furniture and Fittings [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Useful lives of property plant and equipment	4 years
Office Equipement Furniture and Fittings [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Useful lives of property plant and equipment	10 years
Renovation [Member]
IfrsStatementLineItems [Line Items]
Useful lives of property plant and equipment	10 years
System Design and Development [Member]
IfrsStatementLineItems [Line Items]
Useful lives of property plant and equipment	10 years
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Useful lives of property plant and equipment	5 years